Inventory (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 7,507	$ 5,114				$ 5,509
Work in process	8,977	5,439				3,415
Finished goods	16,486	15,570				8,040
Total inventory	$ 32,969	$ 26,123	$ 20,857	$ 18,333	$ 16,629	$ 16,964	$ 18,044	$ 22,685	$ 24,426